Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 129,114,803	$ 86,218,517
Receivable from related party	104,476	104,476
Trade and other receivables	3,211,563	4,726,758
Claims receivable	70,273	136,867
Inventories	2,958,666	2,461,093
Advances and prepayments	1,386,003	715,444
Restricted cash	2,896,677	3,521,902
Total current assets	139,742,461	97,885,057
Non current assets
Advances for vessels under construction and acquisitions	88,965,085	70,577,435
Vessels, net	711,352,845	677,022,902
Other receivables	228,494	582,765
Restricted cash	2,500,000	2,300,000
Deferred finance charges, net of accumulated amortization of $2,212,091 and $2,868,432	3,090,918	2,616,584
Total non current assets	806,137,342	753,099,686
Total assets	945,879,803	850,984,743
Current liabilities
Payable to related party	4,941,896	5,941,043
Trade accounts payable	8,843,593	7,220,862
Accrued liabilities	3,903,027	2,880,377
Deferred income	6,892,328	5,487,585
Fair value of derivatives	583,368	277,212
Current portion of long-term debt	42,614,213	41,263,165
Total current liabilities	67,778,425	63,070,244
Non current liabilities
Fair value of derivatives	1,873,295	2,955,755
Deferred gain on sale and leaseback of vessels	775,741
Deferred income	172,428	758,844
Long-term debt	282,889,640	311,605,457
Total non current liabilities	285,711,104	315,320,056
Total liabilities	353,489,529	378,390,300
Commitments and contingencies
Stockholders’ equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 32,679,642 shares issued and 32,127,329 shares outstanding at December 31, 2013 and 44,285,108 shares issued and 42,889,773 shares outstanding at December 31, 2014 with a par value of $0.01 per share	442,850	326,796
Treasury stock, 552,313 shares at December 31, 2013 and 1,395,335 shares at December 31, 2014 with a par value of $0.01 per share	(7,541,264)	(2,234,173)
Additional paid-in capital	499,862,062	387,317,471
Retained earnings	99,919,646	87,233,820
Accumulated other comprehensive loss	(293,020)	(49,471)
Total stockholders’ equity	592,390,274	472,594,443
Total liabilities and stockholders’ equity	$ 945,879,803	$ 850,984,743